Notes to the consolidated statements of income - Other operating income and Other operating expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes to the consolidated statements of income
Other operating income	€ 117,471	€ 128,857
Foreign exchange gain	72,140	105,620
Gains from sale of fixed assets and clinics	13,625	14,094
Miscellaneous other operating income	31,706	9,143
Other operating expense	195,276	125,884
Foreign exchange loss	84,403	101,417
Losses from sale of fixed assets, clinics and investments	10,539	10,327
Miscellaneous other operating expense	100,334	€ 14,140
Expenses associated with Legacy Portfolio Optimization	83,439
Expenses associated with Legacy Portfolio Optimization, derecognition of capitalized development costs and termination costs	59,113
Expenses associated with Legacy Portfolio Optimization, impairment of intangible and tangible assets	€ 24,326